Note 18 - Income Taxes	12 Months Ended
Jan. 31, 2021
Notes to Financial Statements
Income Tax Disclosure [Text Block]
Note
18
- Income Taxes

Income before income taxes is earned in the following tax jurisdictions:

Year Ended	January 31,	January 31,	January 31,
	2021	2020	2019

Canada	31,307	19,557	16,715
United States	26,072	19,962	11,077
Other countries	12,990	8,516	11,718
	70,369	48,035	39,510

Income tax expense is incurred in the following jurisdictions:

Year Ended	January 31,	January 31,	January 31,
	2021	2020	2019
Current income tax expense
Canada	1,875	1,020	3,037
United States	(3,050)	3,496	1,298
Other countries	4,921	779	1,707
	3,746	5,295	6,042
Deferred income tax expense (recovery)
Canada	7,047	5,008	2,531
United States	9,537	1,390	67
Other countries	(2,061)	(655)	(407)
	14,523	5,743	2,191
	18,269	11,038	8,233

Income tax expense for
2021,
2020
and
2019
was
26%,
23%
and
21%
of income before income taxes, respectively, with current income tax expense being
5%,
11%
and
15%
of income before income taxes, respectively.

Current income tax expense decreased in
2021
compared to
2020
primarily due to a voluntary change we elected to adopt in accounting for deferred revenue for income tax purposes in the United States. This change resulted in a decrease of
$9.3
million in current income tax expense in
2021
and a corresponding increase in the deferred income tax expense for the same period. This decrease was partially offset by an increase in income before tax in other jurisdictions as a result of growth in the business.

Current income tax expense decreased in
2020
compared to
2019
primarily due to utilization of tax attributes acquired in
2020.

Deferred income tax expense increased in
2021
compared to
2020
primarily due to a voluntary change we elected to adopt in accounting for deferred revenue for income tax purposes in the United States. This increase was partially offset by a release in valuation allowance for other jurisdictions.

Deferred income tax expense increased in
2020
compared to
2019
primarily due to utilization of tax attributes acquired in
2020.

The components of the deferred income tax assets and liabilities are as follows:

	January 31,	January 31,
	2021	2020
Assets
Accrued liabilities not currently deductible	4,471	14,838
Accumulated net operating losses	12,866	10,579
Corporate minimum taxes	1,596	-
Difference between tax and accounting basis of property and equipment	23,754	33,929
Research and development and other tax credits and expenses	1,649	756
Total deferred income tax assets	44,336	60,102
Liabilities
Difference between tax and accounting basis of intangible assets	(45,030)	(41,381)
Difference between tax and accounting basis of property and equipment	-	-
Other temporary differences	(2,109)	(1,716)
Total deferred income tax liabilities	(47,139)	(43,097)
Net deferred income taxes	(2,803)	17,005
Valuation allowance	(11,365)	(10,470)
Net deferred income taxes, net of valuation allowance	(14,168)	6,535

As at
January 31, 2021,
we have
not
accrued for foreign withholding taxes and Canadian income taxes applicable to approximately
$432.7
million of unremitted earnings of subsidiaries operating outside of Canada. These earnings, which we consider to be invested indefinitely, will become subject to these taxes if and when they are remitted as dividends or if we sell our stock in the subsidiaries. If we decide to repatriate the foreign earnings, we would need to adjust our income tax provision in the period we determined that the earnings will no
longer be indefinitely invested outside Canada.

The provision (recovery) for income taxes varies from the expected provision at the statutory rates for the reasons detailed in the table below:

Year Ended	January 31,	January 31,	January 31,
	2021	2020	2019
Income before income taxes	70,369	48,033	39,510

Combined basic Canadian statutory rates	26.5%	26.5%	26.5%

Income tax expense based on the above rates	18,648	12,729	10,470
Increase (decrease) in income taxes resulting from:
Permanent differences including amortization of intangible assets	875	(673)	(133)
Effect of differences between Canadian and foreign tax rates	(600)	(274)	(172)
Effect of rate changes on current year timing differences	(1,063)	(609)	(245)
Adjustments relating to previous periods	(1,034)	94	(973)
Increase (decrease) in accruals for uncertain tax positions	1,289	(1,042)	(515)
Valuation allowance	254	692	(344)
Stock based compensation	100	352	231
Other, including foreign exchange	(200)	(231)	(86)
Income tax expense	18,269	11,038	8,233

We have income tax loss carry forwards which expire as follows:

Expiry year	Canada	United States	EMEA	Asia Pacific	Total
2022	-	-	-	285	285
2023	-	3	341	50	394
2024	-	16	138	67	221
2025	-	51	-	-	51
2026	-	-	-	-	-
Thereafter	6,969	2,807	47,832	2,434	60,042
	6,969	2,877	48,311	2,836	60,993

The following is a tabular reconciliation of the total estimated liability associated with uncertain tax positions taken:

	January 31,	January 31,
	2021	2020
Liability, beginning of year	6,650	7,824
Gross increases – current period	2,502	139
Lapsing due to statutes of limitations	(759)	(1,313)
Liability, end of year	8,393	6,650

We have identified accruals of
$8.4
million with respect to uncertain tax positions as at
January 31, 2021.
It is possible that these accruals for uncertain tax positions will not
be required in which case up to
$8.2
million of the recorded liability will decrease the effective tax rate in future years if this liability is reversed. We believe that it is reasonably possible that
$1.5
million of the uncertain tax positions could decrease tax expense in the next
12
months relating primarily to tax years becoming statute barred for purposes of future tax examinations by local taxing jurisdictions.

We recognize accrued interest and penalties related to uncertain tax positions as a current tax expense. As at
January 31, 2021
and
January 31, 2020,
the unrecognized tax positions have resulted in
no
material liability for estimated interest and penalties.

Descartes and our subsidiaries file their tax returns as prescribed by the tax laws of the jurisdictions within which they operate. We are no
longer subject to income tax examinations by tax authorities in our major tax jurisdictions as follows:

Years No Longer Subject to Audit
Tax Jurisdiction
United States Federal	2017 and prior
Canada	2018 and prior
United Kingdom	2017 and prior
Sweden	2014 and prior
Norway	2019 and prior
Netherlands	2014 and prior
Belgium	2016 and prior